4. DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2017
Note 3.Discontinued Operations Abstract
DISCONTINUED OPERATIONS

For the fiscal year ended December 31, 2014, our businesses consisted of 1) commercial vehicle sales, leasing and support business, 2) property lease and management business, 3) insurance agency, and 4) internet-based business in the commercial vehicle industry. In August 2015 we began winding down the operations of our commercial vehicle sales, leasing and support business and insurance agency business (the “traditional business”), in the following steps:

1.	Ceased to market and sign up new contracts for commercial vehicles sales, leasing and support business and insurance agency business;

2.	Actively sold a number of the transportation companies, which constitute the sales network of the traditional businesses to achieve market penetration at a municipal and county level throughout China, to third parties.

3.	Transferred the long-lived assets, mainly including the computers and furniture, from the traditional businesses to the internet-based business;

4.	Dismissed or transferred the employees from the traditional businesses to the internet-based business.

On December 31, 2015 the Board of Directors approved that the Company shift its strategy to focusing on its internet-based business, which was initially launched near the end of 2014. Accordingly, the Company determines that the traditional businesses were ceased as of December 31, 2015, and should be reported as discontinued operations.

The Company continues to service and collect on payments that have become overdue. This constitutes significant continuing involvement in the traditional businesses after their cessation.

The assets and liabilities of the traditional businesses were included in the captions “Assets of discontinued operations” and “Liabilities of discontinued operations”, in the accompanying balance sheets at December 31, 2017 and 2016 and consisted of the following:

	December 31,
	2017	2016
	RMB	RMB
Assets classified as discontinued operations
Accounts receivable, net	47,647	77,047
Prepaid expenses and other current assets	1,246	3,353
Inventories	979	6,629
Current maturities of long-term net investment in direct financing and sales-type leases, net of provision for credit losses	—	13,289
Total current assets	49,872	100,318
Deferred income tax assets	42,002	51,147
Total non-current assets	42,002	51,147
Total assets	91,874	151,465

	December 31,
	2017	2016
	RMB	RMB
Liabilities classified as discontinued operations
Other payables and accrued liabilities	10,916	16,061
Financing payables, related parties	─	12,233
Long-term payables, current portion	─	2,718
Total liabilities	10,916	31,012

The following are revenues and income from discontinued operations:

	Years ended December 31,
	2017	2016	2015
	RMB	RMB	RMB

Revenues	1,456	41,525	960,241

(Loss) income from discontinued operations	(2,657)	(25,835)	62,867
Income tax (benefit) provisions	(4,993)	(26,929)	11,795
Income from discontinued operation, net of income tax	2,336	1,094	51,072

The following are selective cash flow information from discontinued operations:

	Years ended December 31,
	2017	2016	2015
	RMB	RMB	RMB
Net cash provided by operating activities	44,548	322,100	2,070,455
Net cash provided by (used in) investing activities	─	─	─
Net cash provided by (used in) financing activities	─	─	─